SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended
	Mar. 31, 2026	May 23, 2025	May 22, 2025	Mar. 31, 2026	Dec. 31, 2025	Nov. 24, 2025	Jun. 27, 2025	Mar. 31, 2025	Sep. 25, 2024	Aug. 31, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.001		$ 0.001	$ 0.001		$ 0.001		$ 0.001
Issued price per share					$ 0.066			$ 0.066	$ 0.066
Interest rate					3.00%			3.00%			3.00%
Payment to acquired asset		$ 14,993,500
IPO [Member]
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.001
Gross proceeds from initial public offering			$ 15,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issued			3,750,000
Ordinary shares, par value			$ 0.001
Gross proceeds from initial public offering			$ 15,000,000
Interest rate							60.00%
Subsequent Event [Member] | Real World Asset Tokenization Service Agreement [Member]
Subsequent Event [Line Items]
Aggregate platform technology fee				$ 15,000,000
Agreement description	(i) 50% upon execution of the Agreement and delivery of initial platform architecture and configuration materials, and (ii) the remaining 50% upon initiation of smart contract deployment, platform infrastructure setup, token issuance configuration, and full platform integration. The fee represents compensation solely for technology and tokenization infrastructure services and is not contingent upon the success of any capital raising, token sale, or investment activity associated with the Project.
Subsequent Event [Member] | Acquired IP [Member]
Subsequent Event [Line Items]
Payment to acquired asset	$ 17,500,000
Payment to acquire intangible assets	$ 11,994,800
Asset acquisition consideration	The remaining consideration consists of: (i) a final installment of $2,998,700 due on or before December 31, 2026; (ii) supplemental consideration of $2,506,500 due on or before December 31, 2026; and (iii) an escrow deposit of $880,000, which constitutes part of, and not in addition to, the purchase price and will be credited against the supplemental consideration upon release to the Seller. Any unpaid amounts will accrue simple interest at 3% per annum, or the maximum rate permitted by applicable law, whichever is lower
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Issued price per share			$ 4.00